Other current liabilities - Summary of other current liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about other current liabilities [Line Items]
Income tax liability	€ 4,298
Payroll tax	3,426	€ 1,760
Accrual for vacation	806	607
Accrued bonuses	680
Other liabilities	156	185
Total	€ 9,366	€ 2,552